Earnings per share (Tables)	6 Months Ended
Jun. 30, 2020
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Earnings per share

	For the six-month period ended June 30,
	2019	2020
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(48,791)	(12,221)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	42,435,269	42,469,080
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	(1.15)	(0.29)
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	(1.15)	(0.29)

	For the three-month period ended June 30,
	2019	2020
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(33,447)	(32,263)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	42,440,469	42,472,490
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis per share ($ / share)
Basic net income (loss) per share ($ /share)	(0.79)	(0.76)
Diluted net income (loss) per share ($ /share)	(0.79)	(0.76)